Earnings (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Loss after Income Tax
	Consolidated
	2024	2023	2022
	$	$	$

Loss after income tax attributable to the owners of the Company	(8,010,358)	(4,565,754)	(237,218)

Schedule of Weighted Average Number of Ordinary Shares
	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings (loss) per share	1,670,912,794	1,328,152,166	664,158,704

Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share	1,670,912,794	1,328,152,166	664,158,704

Schedule of Earnings Per Share
	$ Cents	$ Cents	$ Cents

Basic earnings (loss) per share	(0.48)	(0.34)	(0.04)
Diluted earnings (loss) per share	(0.48)	(0.34)	(0.04)